Document and Entity Information	Apr. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002089126
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	PennantPark Private Income Fund
Entity Incorporation State Country Code	DE
Entity File Number	000-56787
Entity Tax Identification Number	33-4777837
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true